Deferred PIS and Cofins (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	R$ 1,117,804	R$ 164,097
PIS/Cofins - Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	822,482
PIS/Cofins - Estimated Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	111,475
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	R$ 183,847	R$ 164,097